Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.1	$ 0.1
Common shares, shares authorized	Unlimited	Unlimited
Common shares, shares issued	1,205,188	433,989
Common shares, shares outstanding	1,205,188	433,989